                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21749

                              CRM Mutual Fund Trust
               (Exact name of registrant as specified in charter)

                                  c/o PFPC Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19808
               (Address of principal executive offices) (Zip code)

                           Corporation Service Company
                         2711 Centerville Road Suite 400
                              Wilmington, DE 19808
                     (Name and address of agent for service)

                                    Copy to:
                               Thomas John Holton
                              Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110

        Registrant's telephone number, including area code: 212-838-3830

                     Date of fiscal year end: June 30, 2007

                  Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

CRM MUTUAL FUND TRUST
SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

   SHARES                                                           MARKET VALUE
-----------                                                         ------------
COMMON STOCK (96.3%)
AEROSPACE & DEFENSE (2.0%)
    375,987   DRS Technologies, Inc. (2)                            $ 16,419,352
                                                                    ------------
BUSINESS SERVICES (2.3%)
    898,800   Korn/Ferry International(1)                             18,820,872
                                                                    ------------
COMPUTER SERVICES (3.1%)
  1,210,989   Insight Enterprises, Inc. (1)                           24,958,483
                                                                    ------------
COMPUTER SERVICES & SOFTWARE (1.3%)
    992,300   Stellent Inc.                                           10,756,532
                                                                    ------------
CONSUMER PRODUCTS (2.0%)
  1,204,950   Playtex Products, Inc.(1)                               16,146,330
                                                                    ------------
ELECTRIC, GAS, WATER, & UTILITIES (4.7%)
    275,923   AGL Resources, Inc. (2)                                 10,071,190
    431,264   El Paso Electric Co. (1)                                 9,634,438
    702,171   Southern Union Co. (2)                                  18,544,335
                                                                    ------------
                                                                      38,249,963
                                                                    ------------
ENTERTAINMENT & LEISURE (2.1%)
  1,334,600   Callaway Golf Co. (2)                                   17,496,606
                                                                    ------------
FINANCE & INSURANCE (10.8%)
Commercial Banks (1.0%)
    177,500   Webster Financial Corp.                                  8,362,025
                                                                    ------------
Financial Services (1.3%)
    328,800   Stifel Financial Corp. (1)                              10,436,112
                                                                    ------------
Insurance Carriers (3.2%)
  2,146,150   American Equity Investment Life Holdings Co. (2)        26,333,260
                                                                    ------------
Savings, Credit, & Other Financial Institutions (5.3%)
    212,600   Americanwest Bancorporation                              4,517,750
    401,789   Capital Corp of the West                                12,463,495
    977,200   Centennial Bank Holdings, Inc. (1, 2)                    9,459,296
    136,502   Glacier Bancorp, Inc.                                    4,664,273
    508,200   Placer Sierra Bancshares(2)                             11,287,122
     27,350   The South Financial Group, Inc. (2)                        711,921
                                                                    ------------
                                                                      43,103,857
                                                                    ------------
TOTAL FINANCE & INSURANCE                                             88,235,254
                                                                    ------------

CRM MUTUAL FUND TRUST
SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

   SHARES                                                           MARKET VALUE
-----------                                                         ------------
HEALTHCARE (4.1%)
Health Care Providers & Service (1.1%)
    837,950   Five Star Quality Care, Inc.(1)                       $  9,016,342
                                                                    ------------
Healthcare - Supplies (1.5%)
    277,450   Edwards Lifesciences Corp. (1)                          12,926,396
                                                                    ------------
Pharmaceuticals (1.5%)
    226,450   United Therapeutics Corp(1, 2)                          11,897,683
                                                                    ------------
TOTAL HEALTHCARE                                                      33,840,421
                                                                    ------------
INFORMATION TECHNOLOGY (2.0%)
Systems Software (2.0%)
    702,372   Per-Se Technologies, Inc. (1, 2)                        16,000,034
                                                                    ------------
MANUFACTURING (27.0%)
Building - Residential/commercial (1.3%)
  1,058,300   Technical Olympic USA, Inc. (2)                         10,403,089
                                                                    ------------
Chemical & Allied Products (5.4%)
    336,315   Airgas, Inc.                                            12,164,514
    747,959   Compass Minerals International, Inc.                    21,174,719
    659,000   Ferro Corp.                                             11,717,020
                                                                    ------------
                                                                      45,056,253
                                                                    ------------
Containers & Packaging (1.8%)
    185,337   Greif, Inc. - Class A                                   14,847,347
                                                                    ------------
Diversified Manufacturing Industries (1.3%)
    603,800   Barnes Group, Inc.                                      10,602,728
     47,279   Mascotech, Inc. Escrow(1)                                        0
                                                                    ------------
                                                                      10,602,728
                                                                    ------------
Electronic Instruments (1.1%)
    325,700   FLIR Systems, Inc. (1, 2)                                8,846,012
                                                                    ------------
Food & Beverage (1.0%)
    162,878   Ralcorp Holdings, Inc. (1)                               7,855,606
                                                                    ------------
Furniture (2.1%)
    837,000   Knoll, Inc.                                             16,907,400
                                                                    ------------
Misc. Electrical Machinery, Equipment, & Supplies (2.1%)
    389,031   Regal Beloit Corp.                                      16,922,849
                                                                    ------------

CRM MUTUAL FUND TRUST
SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

   SHARES                                                           MARKET VALUE
-----------                                                         ------------
Misc. Industrial Machinery & Equipment (5.1%)
    626,900   Acco Brands Corp. (1, 2)                              $ 13,954,794
    767,594   Kaydon Corp. (2)                                        28,416,330
                                                                    ------------
                                                                      42,371,124
                                                                    ------------
Misc. Manufacturing Industries (2.1%)
    398,700   Oxford Industries, Inc. (2)                             17,108,217
                                                                    ------------
Semiconductors (1.9%)
    946,600   Integrated Device Technology, Inc. (1)                  15,202,396
                                                                    ------------
Telecommunications Equipment (1.8%)
  1,304,567   Journal Communications, Inc. - Class A                  14,702,470
                                                                    ------------
TOTAL MANUFACTURING                                                  220,825,491
                                                                    ------------
OIL & GAS (4.2%)
    473,230   Pride International, Inc. (1)                           12,975,967
    843,745   Range Resources Corp.                                   21,296,123
                                                                    ------------
                                                                      34,272,090
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (3.0%)
    878,105   Highland Hospitality Corp.                              12,583,245
    803,400   Omega Healthcare Investors, Inc.                        12,059,034
                                                                    ------------
                                                                      24,642,279
                                                                    ------------
SERVICES (3.5%)
Business Services (2.4%)
    529,315   G & K Services, Inc. - Class A                          19,282,946
                                                                    ------------
Sanitary Services (1.1%)
    901,760   Casella Waste Systems, Inc. (1)                          9,324,198
                                                                    ------------
                                                                      28,607,144
                                                                    ------------
TECHNOLOGY (4.3%)
  1,033,453   Lionbridge Technologies, Inc. (1)                        7,885,246
  4,231,550   SkillSoft PLC, ADR(1, 3)                                27,039,605
                                                                    ------------
TOTAL SERVICES                                                        34,924,851
                                                                    ------------

CRM MUTUAL FUND TRUST
SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

   SHARES                                                           MARKET VALUE
-----------                                                         ------------
TRANSPORTATION (3.6%)
Marine (1.7%)
    432,820   Kirby Corp.(1)                                        $ 13,560,250
                                                                    ------------
Railroads (0.7%)
    552,405   RailAmerica, Inc. (1)                                    6,032,263
                                                                    ------------
Trucking (1.2%)
    544,400   Vitran Corporation, Inc. (1)                            10,071,400
                                                                    ------------
                                                                      29,663,913
                                                                    ------------
WHOLESALE & RETAIL TRADE (16.3%)
Retail - Automobiles (1.3%)
    454,166   United Auto Group, Inc. (2)                             10,627,484
                                                                    ------------
Retail Apparel & Accessory Stores (4.8%)
  1,706,500   Quiksilver, Inc. (1, 2)                                 20,733,975
    462,682   Tween Brands, Inc.(1)                                   17,396,843
                                                                    ------------
                                                                      38,130,818
                                                                    ------------
Retail Building Materials (1.7%)
    579,104   Interline Brands, Inc. (1)                              14,292,287
                                                                    ------------
Retail Eating & Drinking Places (2.7%)
    378,350   Applebee's International, Inc.                           8,138,309
    502,376   Ruby Tuesday, Inc. (2)                                  14,161,979
                                                                    ------------
                                                                      22,300,288
                                                                    ------------
Specialty Retail Stores (3.3%)
    773,600   School Specialty, Inc. (1)                              27,300,344
                                                                    ------------
Wholesale Miscellaneous (1.5%)
    405,700   ScanSource, Inc. (1)                                    12,304,881
                                                                    ------------
Wholesale-groceries & Related Products (1.0%)
    294,200   Performance Food Group Co.(1)                            8,264,078
                                                                    ------------
TOTAL WHOLESALE & RETAIL TRADE                                       133,220,180
                                                                    ------------
TOTAL COMMON STOCK
   (COST $692,387,048)                                               787,079,795
                                                                    ------------

CRM MUTUAL FUND TRUST
SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

   SHARES                                                           MARKET VALUE
-----------                                                         ------------
SHORT-TERM INVESTMENTS (3.7%)
 15,220,156   BlackRock Liquidity Funds TempCash Portfolio
                 - Institutional Series                             $ 15,220,156
 15,220,155   BlackRock Liquidity Funds TempFund Portfolio
                 - Institutional Series                               15,220,155
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
   (COST $30,440,311)                                                 30,440,311
                                                                    ------------
TOTAL INVESTMENTS (100.0%)(4)
   (COST $722,827,359)                                              $817,520,106(5)
                                                                    ============

 PAR\SHARES
-----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES(6)
FLOATING RATE NOTES
  3,720,624   Tango Financial Corp., 5.29%, 10/30/06                   3,720,624
    213,946   Bear Stearns, 5.44%, 10/02/06                              213,946
                                                                    ------------
                                                                       3,934,570
                                                                    ------------
INSTITUTIONAL MONEY MARKET TRUST
102,035,232   Institutional Money Market Trust                       102,035,232
                                                                    ------------
TIME DEPOSITS
  2,180,840   Bank of Montreal, 5.30%, 10/02/06                        2,180,840
  2,860,075   Bank of Nova Scotia, 5.25%, 10/02/06                     2,860,075
  2,180,840   Dexia Bank, 5.35%, 10/02/06                              2,180,840
  7,371,018   Societe Generale, 5.31%, 10/02/06                        7,371,018
                                                                    ------------
                                                                      14,592,773
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES
   (COST $120,562,575)                                              $120,562,575
                                                                    ============

----------
(1)  Non-incoming producing security.

(2)  Security partially or fully on loan.

(3)  ADR - American Depository Receipt.

(4) The cost for Federal income tax purposes was $725,277,803. At September 30, 2006 net unrealized appreciation was $92,242,303. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $123,781,453, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $31,539,150.

(5) At September 30, 2006, the market value of securities on loan for the Small Cap Value Fund was $114,330,113.

(6) The investments held as collateral on loaned securities represented 14.7% of the market value of the Small Cap Value Fund. The cost reflected is the same for tax purposes.

CRM MUTUAL FUND TRUST
SMALL/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                          -----------
COMMON STOCK (94.6%)
AEROSPACE & DEFENSE (7.5%)
      7,300   DRS Technologies, Inc. (2)                             $   318,791
     40,400   Esterline Technologies Corp.(1)                          1,363,904
     47,200   Goodrich Corp.                                           1,912,544
     36,900   Moog, Inc. - Class A(1)                                  1,278,954
                                                                     -----------
                                                                       4,874,193
                                                                     -----------
COMPUTER SERVICES (5.1%)
     32,700   Activision, Inc. (1, 2)                                    493,770
     27,800   CACI International, Inc. - Class A(1)                    1,529,278
     72,540   Parametric Technology Corp. (1)                          1,266,548
                                                                     -----------
                                                                       3,289,596
                                                                     -----------
CONSUMER PRODUCTS (1.9%)
     25,600   Central Garden & Pet Co. (1, 2)                          1,235,456
                                                                     -----------
ELECTRIC, GAS, WATER, & UTILITIES (6.9%)
     17,200   AGL Resources, Inc. (2)                                    627,800
     89,800   CMS Energy Corp. (1, 2)                                  1,296,712
     40,600   Northeast Utilities(2)                                     944,762
     60,880   Southern Union Co. (2)                                   1,607,841
                                                                     -----------
                                                                       4,477,115
                                                                     -----------
ENTERTAINMENT & LEISURE (1.0%)
     57,200   K2, Inc. (1)                                               670,956
                                                                     -----------
FINANCE & INSURANCE (13.6%)
Commercial Banks (3.0%)
     20,200   Associated Banc-Corp.                                      656,500
     27,400   Webster Financial Corp.                                  1,290,814
                                                                     -----------
                                                                       1,947,314
                                                                     -----------
Insurance Carriers (5.1%)
      8,900   Ambac Financial Group, Inc.                                736,475
     21,500   MBIA, Inc. (2)                                           1,320,960
     28,100   Protective Life Corp.                                    1,285,575
                                                                     -----------
                                                                       3,343,010
                                                                     -----------
Savings, Credit, & Other Financial Institutions (3.7%)
     18,375   Brookfield Asset Management, Inc. - Class A(2)             814,748
     39,400   People's Bank                                            1,560,634
                                                                     -----------
                                                                       2,375,382
                                                                     -----------

CRM MUTUAL FUND TRUST
SMALL/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                          -----------
Security & Commodity Brokers, Dealers, & Services (1.8%)
     48,300   E*TRADE Financial Corp.(1)                             $ 1,155,336
                                                                     -----------
TOTAL FINANCE & INSURANCE                                              8,821,042
                                                                     -----------
HEALTHCARE (10.5%)
Healthcare (0.2%)
      6,100   Cytyc Corp. (1)                                            149,328
                                                                     -----------
Healthcare - Supplies (5.4%)
     20,700   C.R. Bard, Inc. (2)                                      1,552,500
     14,900   Edwards Lifesciences Corp. (1)                             694,191
     20,200   Millipore Corp. (1, 2)                                   1,238,260
                                                                     -----------
                                                                       3,484,951
                                                                     -----------
Pharmaceuticals (4.9%)
     42,300   Endo Pharmaceuticals Holdings, Inc. (1)                  1,376,865
     19,500   Kos Pharmaceuticals, Inc. (1)                              963,690
     16,100   United Therapeutics Corp. (1)                              845,894
                                                                     -----------
                                                                       3,186,449
                                                                     -----------
TOTAL HEALTHCARE                                                       6,820,728
                                                                     -----------
MANUFACTURING (28.2%)
Biotechnology (1.6%)
     51,200   Cambrex Corp.                                            1,060,352
                                                                     -----------
Building Materials & Components (3.4%)
     75,900   Goodman Global, Inc. (1)                                 1,013,265
     20,200   NCI Building Systems, Inc. (1)                           1,175,034
                                                                     -----------
                                                                       2,188,299
                                                                     -----------
Chemical & Allied Products (4.7%)
     26,900   Airgas, Inc.                                               972,973
     17,600   Cytec Industries, Inc.                                     978,384
     51,500   Rockwood Holdings, Inc. (1)                              1,028,970
                                                                     -----------
                                                                       2,980,327
                                                                     -----------
Containers & Packaging (2.1%)
     34,100   Ball Corp. (2)                                           1,379,345
                                                                     -----------
Diversified Manufacturing Industries (2.0%)
     15,050   Carlisle Cos., Inc.(2)                                   1,265,705
      3,000   Mascotech, Inc. Escrow(1)                                        0
                                                                     -----------
                                                                       1,265,705
                                                                     -----------

CRM MUTUAL FUND TRUST
SMALL/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                          -----------
Electronic Components & Equipment (3.4%)
     13,700   Amphenol Corp. - Class A(2)                            $   848,441
     34,200   NCR Corp. (1, 2)                                         1,350,216
                                                                     -----------
                                                                       2,198,657
                                                                     -----------
Electronic Instruments (1.6%)
     38,900   FLIR Systems, Inc. (1, 2)                                1,056,524
                                                                     -----------
Food & Beverage (1.6%)
      9,700   McCormick & Co., Inc.                                      368,406
     13,600   Ralcorp Holdings, Inc. (1)                                 655,928
                                                                     -----------
                                                                       1,024,334
                                                                     -----------
Misc. Industrial Machinery & Equipment (3.2%)
     50,800   Acco Brands Corp. (1, 2)                                 1,130,808
     26,100   Kaydon Corp.                                               966,222
                                                                     -----------
                                                                       2,097,030
                                                                     -----------
Precision Instruments & Medical Supplies (1.6%)
     56,400   PerkinElmer, Inc.                                        1,067,652
                                                                     -----------
Semiconductors (1.4%)
     68,000   Brooks Automation, Inc. (1)                                887,400
                                                                     -----------
Telecommunications Equipment (1.6%)
     49,800   Comverse Technology, Inc. (1)                            1,067,712
                                                                     -----------
TOTAL MANUFACTURING                                                   18,273,337
                                                                     -----------
OIL & GAS (8.8%)
     63,900   Dresser-Rand Group, Inc. (1, 2)                          1,303,560
     23,700   ONEOK, Inc.                                                895,623
     33,300   Pride International, Inc. (1)                              913,086
     31,400   Questar Corp. (2)                                        2,567,578
                                                                     -----------
                                                                       5,679,847
                                                                     -----------
REAL ESTATE (1.2%)
     13,600   The Saint Joe Co. (2)                                      746,232
                                                                     -----------
SERVICES (2.9%)
Business Services (1.6%)
     16,700   Manpower, Inc.                                           1,023,209
                                                                     -----------

CRM MUTUAL FUND TRUST
SMALL/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                          -----------
Engineering & R/d Services (1.3%)
     22,100   URS Corp. (1)                                          $   859,469
                                                                     -----------
TOTAL SERVICES                                                         1,882,678
                                                                     -----------
WHOLESALE & RETAIL TRADE (7.0%)
Retail - Automobiles (1.2%)
     32,100   United Auto Group, Inc. (2)                                751,140
                                                                     -----------
Retail Apparel & Accessory Stores (1.8%)
     30,600   Tween Brands, Inc. (1)                                   1,150,560
                                                                     -----------
Retail Eating & Drinking Places (1.5%)
     46,400   Applebee's International, Inc.                             998,064
                                                                     -----------
Specialty Retail Stores (2.5%)
     52,000   Dollar Tree Stores, Inc. (1)                             1,609,920
                                                                     -----------
TOTAL WHOLESALE & RETAIL TRADE                                         4,509,684
                                                                     -----------
TOTAL COMMON STOCK
   (COST $55,003,335)                                                 61,280,864
                                                                     -----------

PAR/SHARES
-----------
SHORT-TERM INVESTMENTS (4.2%)
  1,370,223   BlackRock Liquidity Funds TempCash Portfolio -
                 Institutional Series                                  1,370,223
  1,370,222   BlackRock Liquidity Funds TempFund Portfolio -
                 Institutional Series                                  1,370,222
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $2,740,445)                                                   2,740,445
                                                                     -----------
U. S. TREASURY OBLIGATIONS (1.2%)
$   150,000   U.S. Treasury Bills, 4.79%, 10/05/06(2)                    149,941
    150,000   U.S. Treasury Bills, 4.68%, 10/12/06(2)                    149,820
    200,000   U.S. Treasury Bills, 4.64%, 10/19/06(2)                    199,572
    150,000   U.S. Treasury Bills, 4.55%, 10/26/06(2)                    149,550
    100,000   U.S. Treasury Bills, 4.95%, 11/16/06(2)                     99,419
     50,000   U.S. Treasury Bills, 4.92%, 03/08/07(2)                     48,949
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $797,059)                                                       797,251
                                                                     -----------
TOTAL INVESTMENTS (100.0%)
   (COST $58,540,839)(3)                                             $64,818,560(4)
                                                                     ===========

CRM MUTUAL FUND TRUST
SMALL/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                        MARKET
   SHARES                                                               VALUE
-----------                                                          -----------
 PAR/SHARES
-----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES(5)
FLOATING RATE COMMERCIAL PAPER
$   536,617   Bear Stearns, 5.44%, 10/02/06                          $   536,617
                                                                     -----------
FLOATING RATE NOTES
    325,279   Bear Stearns, 5.44%, 10/02/06                              325,279
    288,192   Greenwich Capital, 5.28%, 10/31/06                         288,192
  1,211,045   Tango Financial Corp., 5.29%, 10/30/06                   1,211,045
                                                                     -----------
                                                                       1,824,516
                                                                     -----------
INSTITUTIONAL MONEY MARKET TRUST
 19,920,407   Institutional Money Market Trust                        19,920,407
                                                                     -----------
MASTER NOTE
      7,166   Citigroup Variable Rate Master Note, 5.32%, 10/02/06         7,166
                                                                     -----------
TIME DEPOSITS
    383,622   Bank of Montreal, 5.30%, 10/02/06                          383,622
    966,906   Dexia Bank, 5.35%, 10/02/06                                383,622
    966,906   Bank of Nova Scotia, 5.25%, 10/02/06                       503,103
  1,391,651   Societe Generale, 5.31%, 10/02/06                        1,391,651
                                                                     -----------
                                                                       2,661,998
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES
 (COST $24,950,704)                                                  $24,950,704
                                                                     ===========

----------
(1)  Non-incoming producing security.

(2)  Security partially or fully on loan.

(3) The cost for Federal income tax purposes was $58,783,848. At September 30, 2006 net unrealized appreciation was $6,034,712. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,629,759, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $595,047.

(4) At September 30, 2006, the market value of securities on loan for the Small/Mid Cap Value Fund was $24,174,512.

(5) The investments held as collateral on loaned securities represented 38.5% of the market value of the Small/Mid Cap Value Fund. The cost reflected is the same for tax purposes.

CRM MUTUAL FUND TRUST
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

 PAR\SHARES                                                        MARKET VALUE
-----------                                                       --------------
COMMON STOCK (92.7%)
AEROSPACE & DEFENSE (2.9%)
  2,193,200   Goodrich Corp.                                      $   88,868,464
                                                                  --------------
CONSUMER PRODUCTS (2.3%)
  1,775,800   Activision, Inc. (1, 2)                                 26,814,580
    591,000   Fortune Brands, Inc.                                    44,390,010
                                                                  --------------
                                                                      71,204,590
ELECTRIC, GAS, WATER, & UTILITIES (9.9%)
  1,051,100   AGL Resources, Inc.                                     38,365,150
  4,084,700   CMS Energy Corp. (1, 2)                                 58,983,068
    130,200   FirstEnergy Corp.                                        7,272,972
  1,022,900   FPL Group, Inc. (1, 2)                                  46,030,500
  1,952,600   Northeast Utilities (2)                                 45,437,002
  1,104,000   PG&E Corp. (1, 2)                                       45,981,600
  2,027,400   PPL Corp.                                               66,701,460
                                                                  --------------
                                                                     308,771,752
                                                                  --------------
ENTERTAINMENT & LEISURE (2.2%)
  1,047,400   Harrah's Entertainment, Inc.                            69,578,782
                                                                  --------------
FINANCE & INSURANCE (16.4%)
Asset Management (4.1%)
  2,588,500   Amvescap PLC, ADR(1, 3)                                 56,739,920
  1,785,100   Mellon Financial Corp. (1)                              69,797,410
                                                                  --------------
                                                                     126,537,330
                                                                  --------------
Commercial Banks (2.8%)
  1,821,200   Marshall & Ilsley Corp. (2)                             87,745,416
                                                                  --------------
Insurance Carriers (4.8%)
  1,372,800   Aon Corp. (1)                                           46,496,736
    864,100   Genworth Financial, Inc. (1, 2)                         30,252,141
  1,163,300   MBIA, Inc. (1)                                          71,473,152
                                                                  --------------
                                                                     148,222,029
                                                                  --------------
Savings, Credit, & Other Financial Institutions (1.5%)
  1,105,375   Brookfield Asset Management, Inc. - Class A (2)         49,012,328
                                                                  --------------

CRM MUTUAL FUND TRUST
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (CONTINUED)

 PAR\SHARES                                                        MARKET VALUE
-----------                                                       --------------
Security & Commodity Brokers, Dealers, & Services (1.7%)
  2,210,700   E*TRADE Financial Corp. (1)                         $   52,879,944
                                                                  --------------
State & National Banks (1.5%)
    736,900   State Street Corp.                                      45,982,560
                                                                  --------------
TOTAL FINANCE & INSURANCE                                            510,379,607
                                                                  --------------
HEALTHCARE (9.9%)
Healthcare - Supplies (6.7%)
  1,163,300   C.R. Bard, Inc. (2)                                     87,247,500
  1,028,500   Millipore Corp. (1, 2)                                  63,047,050
  1,376,100   Omnicare, Inc. (2)                                      59,296,149
                                                                  --------------
                                                                     209,590,699
                                                                  --------------
Pharmaceuticals (3.2%)
  2,034,900   Endo Pharmaceuticals Holdings, Inc. (1)                 66,235,995
    448,950   Novo Nordisk A S, ADR(1, 3)                             33,455,754
                                                                  --------------
                                                                      99,691,749
                                                                  --------------
TOTAL HEALTHCARE                                                     309,282,448
                                                                  --------------
MANUFACTURING (26.5%)
Building Materials & Components (2.6%)
  1,915,200   American Standard Cos., Inc. (2)                        80,380,943
                                                                  --------------
Chemical & Allied Products (3.1%)
    922,200   Rohm & Haas Co. (1)                                     43,666,170
  1,765,600   Syngenta AG, ADR (1, 2, 3)                              53,285,808
                                                                  --------------
                                                                      96,951,978
                                                                  --------------
Containers & Packaging (2.4%)
  1,832,900   Ball Corp. (1, 2)                                       74,140,805
                                                                  --------------
Diversified Manufacturing Industries (3.3%)
    684,500   Carlisle Cos., Inc. (1, 2)                              57,566,450
  1,200,700   Ingersoll Rand, Co., Ltd.                               45,602,586
                                                                  --------------
                                                                     103,169,036
                                                                  --------------
Diversified-industrial Products (2.5%)
    879,000   Textron, Inc. (2)                                       76,912,500
                                                                  --------------

CRM MUTUAL FUND TRUST
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (CONTINUED)

 PAR\SHARES                                                        MARKET VALUE
-----------                                                       --------------
Electronic Components & Equipment (3.5%)
    665,800   Amphenol Corp. - Class A                            $   41,232,994
  1,750,600   NCR Corp. (2)                                           69,113,688
                                                                  --------------
                                                                     110,346,682
                                                                  --------------
Food & Beverage (1.8%)
    594,200   McCormick & Co., Inc. (1)                               22,567,716
  1,036,100   Sysco Corp. (2)                                         34,657,545
                                                                  --------------
                                                                      57,225,261
                                                                  --------------
Medical Equipment & Supplies (1.0%)
  2,060,600   Boston Scientific Corp. (1)                             30,476,274
                                                                  --------------
Metal Products (1.4%)
    703,200   Precision Castparts Corp.                               44,414,112
                                                                  --------------
Precision Instruments & Medical Supplies (1.7%)
  2,728,300   PerkinElmer, Inc.                                       51,646,719
                                                                  --------------
Semiconductors (1.2%)
  4,499,900   LSI Logic Corp. (1)                                     36,989,178
                                                                  --------------
Telecommunications Equipment (2.0%)
  2,865,300   Comverse Technology, Inc. (1)                           61,432,032
                                                                  --------------
TOTAL MANUFACTURING                                                  824,085,520
                                                                  --------------
OIL & GAS (8.8%)
  1,141,100   ENSCO International, Inc. (1, 2)                        50,014,413
  1,152,100   ONEOK, Inc.                                             43,537,859
  1,529,900   Questar Corp.                                          125,099,923
  2,307,900   The Williams Companies, Inc.                            55,089,573
                                                                  --------------
                                                                     273,741,768
                                                                  --------------
SERVICES (4.9%)
Business Services (3.7%)
    800,500   Manpower, Inc. (1)                                      49,046,635
    882,800   The Dun & Bradstreet Corp. (1)                          66,201,172
                                                                  --------------
                                                                     115,247,807
                                                                  --------------

CRM MUTUAL FUND TRUST
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (CONTINUED)

 PAR\SHARES                                                        MARKET VALUE
-----------                                                       --------------
Educational Services (1.2%)
    774,300   Apollo Group, Inc. - Class A(1, 2)                  $   38,126,532
                                                                  --------------
TOTAL SERVICES                                                       153,374,339
                                                                  --------------
TECHNOLOGY (1.1%)
Technology Distributors (1.1%)
  1,761,800   Avnet, Inc. (1)                                         34,566,516
                                                                  --------------
WHOLESALE & RETAIL TRADE (7.3%)
Retail Eating & Drinking Places (2.3%)
  1,354,100   Yum! Brands, Inc. (2)                                   70,480,905
                                                                  --------------
Specialty Retail Stores (5.0%)
  2,610,900   Dollar Tree Stores, Inc. (1, 2)                         80,833,464
  1,776,800   Genuine Parts Co. (1)                                   76,633,384
                                                                  --------------
                                                                     157,466,848
                                                                  --------------
TOTAL WHOLESALE \ RETAIL TRADE                                       227,947,753
                                                                  --------------
TOTAL COMMON STOCK
   (COST $2,623,808,312)                                          $2,871,801,539
                                                                  --------------
EXCHANGE TRADED FUNDS (1.9%)
    106,300   iShares Dow Jones U.S. Financial Sector Index
                 Fund                                                 11,799,300
    149,600   iShares Russell Midcap Index Fund                       13,950,200
     97,700   Midcap SPDR Trust Series (2)                            13,472,830
     92,500   Regional Bank HOLDRs Trust                              14,496,600
     57,200   streetTRACKS KBW Bank ETF                                3,239,808
     29,000   streetTRACKS KBW Regional Banking ETF (2)                1,416,360
                                                                  --------------
TOTAL EXCHANGE TRADED FUNDS
   (COST $55,138,045)                                                 58,375,098
                                                                  --------------
SHORT-TERM INVESTMENTS (3.8%)
 59,445,806   BlackRock Liquidity Funds TempCash Portfolio
                 - Institutional Series                               59,445,806
 59,445,806   BlackRock Liquidity Funds TempFund Portfolio
                 - Institutional Series                               59,445,806
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
   (COST $118,891,612)                                               118,891,612
                                                                  --------------

CRM MUTUAL FUND TRUST
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (CONTINUED)

 PAR\SHARES                                                        MARKET VALUE
-----------                                                       --------------
U.S. TREASURY OBLIGATIONS ( 2.1%)
U.S. Treasury Bills (2.1%)
$12,000,000   U.S. Treasury Bills, 4.50%, 10/26/06 (2)            $   11,963,964
  2,000,000   U.S. Treasury Bills, 5.10%, 11/30/06 (2)                 1,984,706
  2,000,000   U.S. Treasury Bills, 4.93%, 12/14/06 (2)                 1,980,882
 12,000,000   U.S. Treasury Bills, 4.81%, 10/05/06 (2)                11,995,308
 12,000,000   U.S. Treasury Bills, 4.69%, 10/12/06                    11,985,588
 12,000,000   U.S. Treasury Bills, 4.66%, 10/19/06                    11,974,368
  2,000,000   U.S. Treasury Bills, 4.71%, 11/02/06 (2)                 1,992,136
  2,000,000   U.S. Treasury Bills, 4.88%, 11/16/06 (2)                 1,988,384
  2,000,000   U.S. Treasury Bills, 4.92%, 01/11/07 (2)                 1,973,348
  2,000,000   U.S. Treasury Bills, 4.95%, 02/15/07 (2)                 1,963,688
  2,500,000   U.S. Treasury Bills, 4.96%, 03/08/07 (2)                 2,447,428
  2,000,000   U.S. Treasury Bills, 4.75%, 12/28/06                     1,976,964
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $64,209,375)                                                 64,226,764
                                                                  --------------
TOTAL INVESTMENTS (100.0%)
   (COST $2,862,047,344) (6)                                      $3,113,295,013(4)
                                                                  ==============
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES (5)
Floating Rate Commercial Paper
 24,233,217   Bear Stearns, 5.44%, 10/02/06                           24,233,217
                                                                  --------------
Floating Rate Notes
  4,212,291   Cullinan Financial Corp., 5.29%, 10/22/06                4,212,291
 28,013,144   Tango Financial Corp., 5.31%, 10/30/06                  28,013,144
 10,482,989   Greenwich Capital Corp., 5.28%, 10/31/06                10,482,989
 22,181,552   Bear Stearns, 5.44%, 10/02/06                           22,181,552
                                                                  --------------
                                                                      64,889,976
                                                                  --------------
Yankee Certificate of Deposit
 42,114,250   HSH Nordbank, 5.28%, 10/30/06                           42,114,250
                                                                  --------------
Institutional Money Market Trust
659,689,083   Institutional Money Market Trust, 5.31%, 10/02/06      659,689,083
                                                                  --------------
Master Note
 21,797,658   Citigroup Variable Rate Master Note, 5.32%,
                 10/02/06                                             21,797,658
                                                                  --------------

CRM MUTUAL FUND TRUST
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (CONTINUED)

 PAR\SHARES                                                        MARKET VALUE
-----------                                                       --------------
Time Deposit
$12,685,766   Bank of Montreal, 5.30%, 10/02/06                   $   12,685,766
 12,685,766   Dexia Bank, 5.35%, 10/02/06                             12,685,766
 16,636,821   Bank of Nova Scotia, 5.25%, 10/02/06                    16,636,821
 51,757,917   Societe Generale, 5.31%, 10/02/06                       51,757,917
                                                                  --------------
                                                                      93,766,270
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES
   (COST $906,490,454)                                            $  906,490,454
                                                                  --------------

----------
(1)  Non-incoming producing security.

(2)  Security partially or fully on loan.

(3)  ADR - American Depository Receipt.

(4) At September 30, 2006, the market value of securities on loan for the Mid Cap Value Fund was $877,308,517.

(5) The investments held as collateral on loaned securities represented 29.1% of the market value of the Mid Cap Value Fund. The cost reflected is the same for tax purposes.

(6) The cost for Federal income tax purposes was $2,869,992,964. At September 30, 2006 net unrealized appreciation was $243,302,049. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $284,503,362, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $41,201,313.

CRM MUTUAL FUND TRUST
MID/LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

 PAR\SHARES                                                         MARKET VALUE
-----------                                                         ------------
COMMON STOCK (89.3%)
AEROSPACE & DEFENSE (3.7%)
     13,500   Honeywell International, Inc.                          $  552,150
     11,000   United Technologies Corp.                                 696,850
                                                                     ----------
                                                                      1,249,000
                                                                     ----------
COMPUTER SERVICES (4.3%)
      7,400   CACI International, Inc. - Class A(1)                     407,074
     28,100   Oracle Corp.(1)                                           498,494
     31,400   Parametric Technology Corp.(1)                            548,244
                                                                     ----------
                                                                      1,453,812
                                                                     ----------
COMPUTER SERVICES & SOFTWARE (1.5%)
     21,800   Cisco Systems, Inc.(1)                                    501,400
                                                                     ----------
CONSUMER DISCRETIONARY (2.0%)
Media (2.0%)
     18,700   Viacom, Inc. - Class B(1)                                 695,266
                                                                     ----------
CONSUMER PRODUCTS (5.1%)
     12,100   Cadbury Schweppes PLC, ADR(2)                             517,517
      6,300   Fortune Brands, Inc.                                      473,193
     12,100   Procter & Gamble Co.                                      749,958
                                                                     ----------
                                                                      1,740,668
                                                                     ----------
ELECTRIC, GAS, WATER, & UTILITIES (5.7%)
     11,000   Exelon Corp.                                              665,940
     13,200   FPL Group, Inc.                                           594,000
     26,300   Southern Union Co.                                        694,583
                                                                     ----------
                                                                      1,954,523
                                                                     ----------
ENTERTAINMENT & LEISURE (2.0%)
     10,500   Harrah's Entertainment, Inc.                              697,515
                                                                     ----------
FINANCE & INSURANCE (11.7%)
Asset Management (3.7%)
     13,200   Mellon Financial Corp.                                    516,120
     12,400   UBS AG                                                    735,444
                                                                     ----------
                                                                      1,251,564
                                                                     ----------

CRM MUTUAL FUND TRUST
MID/LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

 PAR\SHARES                                                         MARKET VALUE
-----------                                                         ------------
Financial Services (4.9%)
     12,700   Bank of America Corp.                                  $  680,339
     14,300   JP Morgan Chase & Co.                                     671,528
     19,800   Schwab, (Charles) Corp.                                   354,420
                                                                     ----------
                                                                      1,706,287
                                                                     ----------
Insurance Carriers (1.0%)
      9,600   Aon Corp.                                                 325,152
                                                                     ----------
Savings, Credit, & Other Financial Institutions (1.1%)
      5,500   Freddie Mac                                               364,815
                                                                     ----------
Security & Commodity Brokers, Dealers, & Services (1.0%)
     13,800   E*TRADE Financial Corp.(1)                                330,096
                                                                     ----------
TOTAL FINANCE & INSURANCE                                             3,977,914
                                                                     ----------
HEALTHCARE (10.7%)
Healthcare - Supplies (5.8%)
     10,700   C.R. Bard, Inc.                                           802,500
      6,300   Fisher Scientific International, Inc.(1)                  492,912
     11,300   Millipore Corp.(1)                                        692,690
                                                                     ----------
                                                                      1,988,102
                                                                     ----------
Pharmaceuticals (4.9%)
     20,100   Endo Pharmaceuticals Holdings, Inc.(1)                    654,255
     11,600   Roche Holding AG, ADR(2)                                1,000,008
                                                                     ----------
                                                                      1,654,263
                                                                     ----------
TOTAL HEALTHCARE                                                      3,642,365
                                                                     ----------
INSURANCE (2.1%)
     12,700   Metlife, Inc.                                             719,836
                                                                     ----------
MANUFACTURING (17.4%)
Building Materials & Components (1.5%)
     12,100   American Standard Cos., Inc.                              507,837
                                                                     ----------
Chemical & Allied Products (1.5%)
     16,800   Syngenta AG, ADR(2)                                       507,024
                                                                     ----------
Containers & Packaging (1.6%)
     13,800   Ball Corp.                                                558,210
                                                                     ----------

CRM MUTUAL FUND TRUST
MID/LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

 PAR\SHARES                                                         MARKET VALUE
-----------                                                         ------------
Diversified-industrial Products (1.5%)
      6,000   Textron, Inc.                                          $  525,000
                                                                     ----------
Electronic Components & Equipment (2.0%)
     17,100   NCR Corp.(1)                                              675,108
                                                                     ----------
Food & Beverage (2.5%)
      9,700   Nestle SA, ADR(2)                                         843,175
                                                                     ----------
Misc. Electrical Machinery, Equipment, & Supplies (3.4%)
     32,500   General Electric Co.                                    1,147,251
                                                                     ----------
Semiconductors (1.6%)
     67,800   LSI Logic Corp.(1)                                        557,316
                                                                     ----------
Telecommunications Equipment (1.8%)
     28,000   Comverse Technology, Inc.(1)                              600,320
                                                                     ----------
TOTAL MANUFACTURING                                                   5,921,241
                                                                     ----------
OIL & GAS (8.3%)
     28,600   Dresser-Rand Group, Inc.(1)                               583,440
     12,700   ONEOK, Inc.                                               479,933
     13,600   Questar Corp.                                           1,112,072
     27,300   The Williams Companies, Inc.                              651,651
                                                                     ----------
                                                                      2,827,096
                                                                     ----------
SERVICES (4.5%)
Business Services (4.5%)
     24,200   First Data Corp.                                        1,016,400
      8,300   Manpower, Inc.                                            508,541
                                                                     ----------
                                                                      1,524,941
                                                                     ----------
WHOLESALE & RETAIL TRADE (10.3%)
Electronic Apparatus (1.1%)
      7,100   Best Buy Co., Inc.                                        380,276
                                                                     ----------
Retail Apparel & Accessory Stores (2.2%)
     20,100   Tween Brands, Inc.(1)                                     755,760
                                                                     ----------
Retail Eating & Drinking Places (2.0%)
     12,900   Yum! Brands, Inc.                                         671,445
                                                                     ----------

CRM MUTUAL FUND TRUST
MID/LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

 PAR\SHARES                                                         MARKET VALUE
-----------                                                         ------------
Specialty Retail Stores (2.8%)
     14,300   CVS Corp.                                              $   459,316
     14,600   School Specialty, Inc.(1)                                  515,234
                                                                     -----------
                                                                         974,550
                                                                     -----------
Wholesale Miscellaneous (2.2%)
     17,100   Genuine Parts Co.                                          737,523
                                                                     -----------
TOTAL WHOLESALE & RETAIL TRADE                                         3,519,554
                                                                     -----------
TOTAL COMMON STOCK
   (COST $29,073,523)                                                $30,425,131
                                                                     -----------
SHORT-TERM INVESTMENTS (5.8%)
    995,419   BlackRock Liquidity Funds TempCash Portfolio -
                 Institutional Series                                    995,419
    995,419   BlackRock Liquidity Funds TempFund Portfolio -
                 Institutional Series                                    995,419
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $1,990,838)                                                   1,990,838
                                                                     -----------
EXCHANGE TRADED FUNDS (2.6%)
     15,800   streetTRACKS KBW Bank ETF                                  894,912
                                                                     -----------
TOTAL EXCHANGE TRADED FUNDS
   (COST $873,532)                                                       894,912
                                                                     -----------

CRM MUTUAL FUND TRUST
MID/LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

 PAR\SHARES                                                         MARKET VALUE
-----------                                                         ------------
U.S. TREASURY OBLIGATIONS (2.3%)
$   150,000   U.S. Treasury Bills, 4.26%, 10/05/06                   $   149,940
    150,000   U.S. Treasury Bills, 4.26%, 10/12/06                       149,820
    150,000   U.S. Treasury Bills, 4.26%, 10/19/06                       149,680
    150,000   U.S. Treasury Bills, 4.25%, 10/26/06                       149,550
    100,000   U.S. Treasury Bills, 2.81%, 12/28/06                        98,848
     50,000   U.S. Treasury Bills, 1.40%, 02/15/07                        49,092
     50,000   U.S. Treasury Bills, 1.39%, 03/08/07                        48,949
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $795,568)                                                       795,879
                                                                     -----------
TOTAL INVESTMENTS (100.0%)
   (COST $32,733,461)(3)                                             $34,106,760
                                                                     ===========

----------
(1)  Non-income producing security.

(2)  ADR - American Depository Receipt.

(3) The cost for Federal income tax purposes was $32,913,868. At September 30, 2006 net unrealized appreciation was $1,192,892. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,283,981, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $91,089.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CRM Mutual Fund Trust


By (Signature and Title)* /s/ Ronald H. McGlynn
                          ------------------------------------------------------
                          Ronald H. McGlynn, Chief Executive Officer
                          (Principal Executive Officer)

Date November 22, 2006
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Ronald H. McGlynn
                          ------------------------------------------------------
                          Ronald H. McGlynn, Chief Executive Officer
                          (Principal Executive Officer)

Date November 22, 2006
     ---------------------


By (Signature and Title)* /s/ Carlos A. Leal
                          ------------------------------------------------------
                          Carlos A. Leal, Chief Financial Officer
                          (Principal Financial Officer)

Date November 22, 2006
     ---------------------

* Print the name and title of each signing officer under his or her signature.